Operating profit - External net operating income by country (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
External net operating income	$ 51,445	$ 47,966	$ 59,800
UK
Disclosure of geographical areas [line items]
External net operating income	11,057	9,495	14,132
Hong Kong
Disclosure of geographical areas [line items]
External net operating income	14,992	12,864	14,447
US
Disclosure of geographical areas [line items]
External net operating income	4,573	5,094	5,541
France
Disclosure of geographical areas [line items]
External net operating income	2,203	2,571	2,706
Other Countries
Disclosure of geographical areas [line items]
External net operating income	18,620	17,942	22,974
Brazil
Disclosure of geographical areas [line items]
External net operating income	$ 60	$ (204)	$ 3,546